Contingent liabilities and provision (Tables)	12 Months Ended
Oct. 31, 2018
Legal proceedings provision [member]
Disclosure of Changes in Provisions

The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2018	2017
Balance at beginning of year	$97	$118
Additional new provisions recognized	23	67
Less:
Amounts incurred and charged against existing provisions	(78)	(70)
Unused amounts reversed	(2)	(18)
Balance at end of year	$40	$97

(1)	Excludes amounts recognized in respect of the PrivateBancorp Appraisal Rights Matters. See Note 3 for additional details.

Restructuring provision [member]
Disclosure of Changes in Provisions

The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2018	2017
Balance at beginning of year	$149	$256
Additional new provisions recognized	28	21
Less:
Amounts incurred and charged against existing provisions	(70)	(104)
Unused amounts reversed	(36)	(24)
Balance at end of year	$71	$149